SEGMENT INFORMATION - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Revenues, net	$ 655,847	$ 724,343
Cost of goods sold	331,279	359,889
Gross Profit	$ 324,568	364,454
Number of operating segments | segment	2
Number of Reportable Segments | segment	2
Number of Reportable Segments | segment	2
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues, net	$ (165,028)	(165,350)
Cost of goods sold	(165,028)	(165,350)
Gross Profit	0	0
Wholesale
Segment Reporting Information [Line Items]
Revenues, net	222,769	252,590
Wholesale | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	387,797	417,940
Cost of goods sold	211,492	237,385
Gross Profit	176,305	180,555
Retail
Segment Reporting Information [Line Items]
Revenues, net	433,078	471,753
Retail | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	433,078	471,753
Cost of goods sold	284,815	287,854
Gross Profit	$ 148,263	$ 183,899